UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

       /s/ Paul Leary             London, United Kingdom          5/15/06
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


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        6
                                               -------------

Form 13F Information Table Value Total:        $510,617
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number        Name

    1              028-11857                   Centaurus Capital Limited
---------          ------------                -----------------------------

                                             FORM 13F INFORMATION TABLE

                                                             Value     Sh/     Sh/  Put/ Investment  Other
Name of Issuer              Title of class      CUSIP      (x$1000)   Prn Amt  Prn  Call Discretion  Managers  Sole  Shared   None
--------------------------  ---------------  -----------   --------   --------  --- ---- ----------  --------  ----  -------  ----
CENTRAL EUROPEAN DIST CORP  COM              153435102       32903    867017   SH         OTHER        1       0     867017   0
GROUPE DANONE               SPONSORED ADR    399449107        4353    169000   SH         OTHER        1       0     169000   0
GTECH HOLDINGS CORP         COM              400518106      214351   6302600   SH         OTHER        1       0    6302600   0
LAFARGE NORTH AMERICA INC   COM              505862102      240176   2869493   SH         OTHER        1       0    2869493   0
VIVENDI UNIVERSAL           SPON ADR NEW     92851S204       12419    362500   SH         OTHER        1       0     362500   0
WARNER MUSIC GROUP CORP     COM              934550104        6413    298300   SH         OTHER        1       0     298300   0

REPORT SUMMARY              6       DATA RECORDS TOTAL: 510617